Gotham 1000 Value ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.7%
Omnicom Group, Inc.(a)	5,358	$480,613
The Interpublic Group of Companies, Inc.(a)	21,881	636,518
		1,117,131

Aerospace & Defense - 0.3%
Curtiss-Wright Corp.	420	113,811
Leonardo DRS, Inc.(b)	3,439	87,729
Lockheed Martin Corp.	636	297,076
RTX Corp.	135	13,553
		512,169

Agriculture - 1.4%
Altria Group, Inc.	15,724	716,228
Archer-Daniels-Midland Co.	6,452	390,023
Bunge Global SA	7,735	825,866
Darling Ingredients, Inc.(b)	8,934	328,325
Philip Morris International, Inc.	1,157	117,239
		2,377,681

Airlines - 0.2%
Delta Air Lines, Inc.	5,588	265,095

Apparel - 4.8%
Capri Holdings Ltd.(b)	16,798	555,678
Carter's, Inc.(a)	7,603	471,158
Columbia Sportswear Co.(a)	9,410	744,143
Crocs, Inc.(b)	4,234	617,910
Deckers Outdoor Corp.(b)	327	316,520
Gildan Activewear, Inc.	13,491	511,579
Kontoor Brands, Inc.	9,036	597,731
Levi Strauss & Co. - Class A	27,734	534,711
Nike, Inc. - Class B	7,808	588,489
PVH Corp.	5,140	544,172
Ralph Lauren Corp.(a)	3,313	579,974
Skechers U.S.A., Inc. - Class A(b)	5,344	369,377
Tapestry, Inc.	15,504	663,416
Under Armour, Inc. - Class C(b)	77,819	508,158
VF Corp.(a)	34,454	465,129
		8,068,145

Auto Manufacturers - 0.6%
Cummins, Inc.	2,300	636,939
General Motors Co.	7,460	346,592
		983,531

Auto Parts & Equipment - 2.3%
Adient PLC(b)	8,264	204,203
Allison Transmission Holdings, Inc.	7,215	547,619
Aptiv PLC(b)	3,460	243,653
BorgWarner, Inc.	19,674	634,290
Dorman Products, Inc.(b)	4,837	442,489
Gentex Corp.	1,031	34,755
Lear Corp.	5,827	665,502
The Goodyear Tire & Rubber Co.(b)	52,164	592,061

Visteon Corp.(b)	4,940	527,098
		3,891,670

Banks - 1.1%
Bank OZK(a)	3,124	128,084
Cathay General Bancorp	3,998	150,805
Columbia Banking System, Inc.	1,813	36,061
Comerica, Inc.(a)	213	10,871
Cullen/Frost Bankers, Inc.	808	82,117
CVB Financial Corp.	1,555	26,808
East West Bancorp, Inc.	1,729	126,615
Fifth Third Bancorp	106	3,868
First BanCorp/Puerto Rico	4,032	73,745
Fulton Financial Corp.	1,598	27,134
Hancock Whitney Corp.	186	8,896
Huntington Bancshares, Inc.	9,898	130,456
Independent Bank Corp.	4,805	243,710
International Bancshares Corp.	2,807	160,588
Old National Bancorp/IN	11,737	201,759
Pinnacle Financial Partners, Inc.	206	16,488
Regions Financial Corp.	872	17,475
SouthState Corp.	1,281	97,894
Synovus Financial Corp.	183	7,355
The Bank of Nova Scotia(a)	1,748	79,919
The PNC Financial Services Group, Inc.	1,134	176,314
Truist Financial Corp.	369	14,336
UMB Financial Corp.	63	5,255
Valley National Bancorp	8,681	60,593
Wintrust Financial Corp.	211	20,796
Zions Bancorp N.A.	251	10,886
		1,918,828

Beverages - 1.1%
Brown-Forman Corp. - Class B(a)	6,134	264,927
Coca-Cola Consolidated, Inc.	91	98,735
Keurig Dr Pepper, Inc.	7,008	234,067
Molson Coors Brewing Co. - Class B(a)	9,438	479,733
National Beverage Corp.	1,233	63,179
Primo Water Corp.	30,502	666,774
The Coca-Cola Co.	1,367	87,010
		1,894,425

Biotechnology - 1.5%
Bio-Rad Laboratories, Inc. - Class A(b)	568	155,126
Corteva, Inc.	11,516	621,173
Gilead Sciences, Inc.	8,078	554,232
Halozyme Therapeutics, Inc.(b)	1,667	87,284
Incyte Corp.(b)	9,725	589,530
United Therapeutics Corp.(b)	1,680	535,164
		2,542,509

Building Materials - 1.9%
Armstrong World Industries, Inc.	365	41,333
Builders FirstSource, Inc.(b)	589	81,524
Eagle Materials, Inc.	95	20,659
Fortune Brands Innovations, Inc.	48	3,117
Griffon Corp.	8,948	571,419
Johnson Controls International PLC	3,278	217,889
Knife River Corp.(b)	2,159	151,432
Martin Marietta Materials, Inc.	479	259,522

Masco Corp.	2,804	186,943
MDU Resources Group, Inc.	22,823	572,857
Mohawk Industries, Inc.(b)	4,272	485,256
Owens Corning	1,992	346,050
Simpson Manufacturing Co., Inc.	958	161,452
UFP Industries, Inc.	921	103,152
Vulcan Materials Co.	200	49,736
		3,252,341

Chemicals - 4.0%
Ashland, Inc.	4,885	461,584
Avient Corp.	6,973	304,371
Axalta Coating Systems Ltd.(b)	14,210	485,556
Cabot Corp.	5,930	544,908
Celanese Corp.	3,561	480,343
Eastman Chemical Co.	255	24,982
FMC Corp.(a)	7,701	443,193
HB Fuller Co.	6,095	469,071
Innospec, Inc.	3,140	388,073
International Flavors & Fragrances, Inc.	4,685	446,059
Minerals Technologies, Inc.	872	72,516
NewMarket Corp.	739	381,006
Nutrien Ltd.	9,268	471,834
Olin Corp.	4,903	231,176
PPG Industries, Inc.	1,998	251,528
Quaker Chemical Corp.	2,541	431,208
RPM International, Inc.(a)	5,490	591,163
Sensient Technologies Corp.	1,485	110,172
Sherwin-Williams Co.	81	24,173
Westlake Corp.	254	36,784
		6,649,700

Coal - 1.2%
Alpha Metallurgical Resources, Inc.(a)	1,661	465,960
Arch Resources, Inc.(a)	2,758	419,850
CONSOL Energy, Inc.(b)	5,986	610,752
Peabody Energy Corp.(a)	24,620	544,595
		2,041,157

Commercial Services - 5.1%
ABM Industries, Inc.	8,598	434,801
ADT, Inc.	64,068	486,917
Alarm.com Holdings, Inc.(b)	353	22,430
AMN Healthcare Services, Inc.(a)(b)	6,518	333,917
API Group Corp.(b)	5,706	214,717
Automatic Data Processing, Inc.	571	136,292
Colliers International Group, Inc. - SVS	684	76,369
Corpay, Inc.(b)	781	208,066
Euronet Worldwide, Inc.(b)	5,183	536,440
FTI Consulting, Inc.(b)	1,239	267,042
Global Payments, Inc.	6,964	673,419
Grand Canyon Education, Inc.(b)	2,869	401,402
ICF International, Inc.	1,256	186,466
Insperity, Inc.	2,815	256,756
John Wiley & Sons, Inc. - Class A	879	35,775
Korn Ferry	4,714	316,498
ManpowerGroup, Inc.(a)	9,218	643,416
MarketAxess Holdings, Inc.	996	199,728
PayPal Holdings, Inc.(b)	10,488	608,619
Shift4 Payments, Inc. - Class A(b)	1,328	97,409

Strategic Education, Inc.	1,112	123,054
Stride, Inc.(b)	5,268	371,394
The Brink's Co.	5,796	593,510
TriNet Group, Inc.	3,128	312,800
United Rentals, Inc.	634	410,027
Valvoline, Inc.(b)	3,786	163,555
WEX, Inc.(b)	2,332	413,090
WillScot Mobile Mini Holdings Corp.(b)	2,205	82,996
		8,606,905

Computers - 2.5%
Accenture PLC - Class A	528	160,200
Amdocs Ltd.	8,017	632,702
ASGN, Inc.(b)	4,164	367,140
CGI, Inc.(b)	3,180	317,396
Crane NXT Co.	4,165	255,814
DXC Technology Co.(a)(b)	26,608	507,947
Hewlett Packard Enterprise Co.	12,361	261,682
HP, Inc.	13,228	463,245
Insight Enterprises, Inc.(a)(b)	3,671	728,180
Leidos Holdings, Inc.	2,240	326,771
NCR Voyix Corp.(b)	9,058	111,866
Science Applications International Corp.	609	71,588
		4,204,531

Cosmetics & Personal Care - 0.4%
Colgate-Palmolive Co.	1,267	122,950
Coty, Inc. - Class A(a)(b)	2,107	21,112
Kenvue, Inc.	17,072	310,369
The Estee Lauder Company, Inc. - Class A	860	91,504
The Procter & Gamble Co.	287	47,332
		593,267

Distribution & Wholesale - 1.3%
Core & Main, Inc. - Class A(b)	8,780	429,693
LKQ Corp.	6,592	274,161
Pool Corp.	882	271,065
Resideo Technologies, Inc.(b)	23,841	466,330
W.W. Grainger, Inc.	260	234,583
WESCO International, Inc.	3,339	529,298
		2,205,130

Diversified Financial Services - 1.2%
Cboe Global Markets, Inc.	3,684	626,501
CME Group, Inc.	2,359	463,779
Enact Holdings, Inc.(a)	5,346	163,908
Intercorp Financial Services, Inc.	870	19,497
Radian Group, Inc.	2,454	76,319
The Western Union Co.	49,966	610,585
		1,960,589

Electric - 0.4%
ALLETE, Inc.	4,909	306,076
NRG Energy, Inc.	5,680	442,245
		748,321

Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	1,940	468,394
Belden, Inc.	2,684	251,759
Encore Wire Corp.	211	61,154

Energizer Holdings, Inc.	9,172	270,941
EnerSys	4,668	483,231
Generac Holdings, Inc.(b)	1,800	237,996
Littelfuse, Inc.	259	66,198
		1,839,673

Electronics - 2.4%
Allegion PLC	1,153	136,227
Arrow Electronics, Inc.(b)	5,989	723,232
Atkore, Inc.(a)	683	92,157
Avnet, Inc.	10,364	533,642
Brady Corp. - Class A	3,669	242,227
Celestica, Inc.(b)	106	6,077
Garmin Ltd.	1,460	237,863
Jabil, Inc.	6,487	705,721
Keysight Technologies, Inc.(b)	58	7,931
Plexus Corp.(b)	2,393	246,910
Sanmina Corp.(b)	562	37,233
TD SYNNEX Corp.	5,627	649,356
TE Connectivity Ltd.	1,527	229,707
Vontier Corp.	5,192	198,334
		4,046,617

Engineering & Construction - 1.5%
AECOM	1,916	168,876
EMCOR Group, Inc.	973	355,223
Frontdoor, Inc.(b)	9,816	331,683
IES Holdings, Inc.(a)(b)	1,327	184,891
Jacobs Solutions, Inc.	1,080	150,887
MasTec, Inc.(b)	2,720	291,013
Primoris Services Corp.(a)	12,119	604,617
TopBuild Corp.(b)	880	339,037
		2,426,227

Entertainment - 1.0%
Caesars Entertainment, Inc.(b)	5,801	230,532
International Game Technology PLC	9,812	200,753
TKO Group Holdings, Inc.(a)	1,643	177,428
United Parks & Resorts, Inc.(b)	162	8,798
Vail Resorts, Inc.(a)	3,760	677,289
Warner Music Group Corp. - Class A(a)	9,662	296,140
		1,590,940

Environmental Control - 0.2%
Pentair PLC	1,908	146,287
Republic Services, Inc.	248	48,196
Tetra Tech, Inc.	158	32,308
Veralto Corp.	258	24,631
		251,422

Food - 4.6%
Albertsons Cos., Inc. - Class A	34,433	680,052
Cal-Maine Foods, Inc.	3,142	192,008
Campbell Soup Co.	1,510	68,237
Conagra Brands, Inc.	24,708	702,201
Flowers Foods, Inc.	21,061	467,554
General Mills, Inc.	7,129	450,980
Hormel Foods Corp.	17,771	541,838
Ingredion, Inc.	7,200	825,840
Kellanova	12,975	748,398

Lancaster Colony Corp.	2,202	416,112
McCormick & Co., Inc.	1,598	113,362
Mondelez International, Inc. - Class A	1,220	79,837
Performance Food Group Co.(b)	629	41,583
Pilgrim's Pride Corp.(b)	13,371	514,650
Simply Good Foods Co.(a)(b)	12,582	454,588
Sysco Corp.	632	45,118
The Kraft Heinz Co.	19,562	630,288
The Kroger Co.	13,938	695,924
US Foods Holding Corp.(b)	488	25,854
		7,694,424

Food Service - 0.5%
Aramark	23,460	798,109

Forest Products & Paper - 0.4%
International Paper Co.(a)	13,944	601,684

Gas - 0.2%
Southwest Gas Holdings, Inc.	5,297	372,803

Hand & Machine Tools - 1.6%
Franklin Electric Co., Inc.	3,399	327,392
Lincoln Electric Holdings, Inc.(a)	1,479	278,998
MSA Safety, Inc.	2,511	471,290
Regal Rexnord Corp.(a)	2,826	382,132
Snap-on, Inc.	2,191	572,705
Stanley Black & Decker, Inc.	7,293	582,638
		2,615,155

Healthcare - Products - 1.3%
Avantor, Inc.(b)	627	13,292
Baxter International, Inc.	12,000	401,400
Envista Holdings Corp.(b)	32,996	548,724
Lantheus Holdings, Inc.(b)	10,155	815,345
Medtronic PLC	2,778	218,656
ResMed, Inc.(a)	925	177,064
Waters Corp.(b)	174	50,481
Zimmer Biomet Holdings, Inc.	283	30,714
		2,255,676

Healthcare - Services - 2.5%
Centene Corp.(b)	11,868	786,848
DaVita, Inc.(b)	1,230	170,441
Elevance Health, Inc.	545	295,314
HCA Healthcare, Inc.	19	6,104
Humana, Inc.	1,775	663,229
Molina Healthcare, Inc.(b)	2,459	731,061
Quest Diagnostics, Inc.	1,020	139,618
Tenet Healthcare Corp.(b)	4,704	625,773
UnitedHealth Group, Inc.	965	491,436
Universal Health Services, Inc. - Class B	1,293	239,114
		4,148,938

Healthcare-Products - 0.3%
Solventum Corp.(b)	10,191	538,900

Home Builders - 0.2%
Cavco Industries, Inc.(b)	78	27,001
Installed Building Products, Inc.	140	28,795

LCI Industries	3,481	359,866
		415,662

Home Furnishings - 0.1%
Dolby Laboratories, Inc. - Class A	2,052	162,580

Household Products & Wares - 1.1%
Avery Dennison Corp.	150	32,797
Helen of Troy Ltd.(b)	3,520	326,445
Kimberly-Clark Corp.	3,213	444,037
Reynolds Consumer Products, Inc.	22,353	625,437
Spectrum Brands Holdings, Inc.	141	12,116
The Clorox Co.	2,321	316,747
WD-40 Co.	185	40,633
		1,798,212

Housewares - 0.4%
Newell Brands, Inc.(a)	59,864	383,728
Scotts Miracle-Gro Co.(a)	3,433	223,351
		607,079

Insurance - 8.5%
Aflac, Inc.	4,905	438,066
American Financial Group, Inc.	1,180	145,164
American International Group, Inc.	5,622	417,377
Aon PLC - Class A	1,580	463,856
Arch Capital Group Ltd.(b)	5,418	546,622
Assurant, Inc.	4,818	800,992
Assured Guaranty Ltd.	10,535	812,775
Axis Capital Holdings Ltd.	327	23,103
Brighthouse Financial, Inc.(b)	829	35,929
Chubb Ltd.	1,438	366,805
CNA Financial Corp.	10,239	471,711
CNO Financial Group, Inc.	6,186	171,476
Enstar Group Ltd.(b)	1,985	606,814
Equitable Holdings, Inc.	9,103	371,949
Essent Group Ltd.	96	5,394
Everest Group Ltd.	2,214	843,578
F&G Annuities & Life, Inc.	2,493	94,859
Globe Life, Inc.(a)	10,434	858,510
Kinsale Capital Group, Inc.(a)	972	374,492
Lincoln National Corp.	7,183	223,391
Loews Corp.	7,850	586,709
Markel Group, Inc.(b)	538	847,705
Mercury General Corp.	918	48,783
MGIC Investment Corp.	7	151
Primerica, Inc.(a)	1,834	433,888
Reinsurance Group of America, Inc.	2,672	548,481
RenaissanceRe Holdings Ltd.	3,715	830,340
Ryan Specialty Holdings, Inc.	384	22,237
Selective Insurance Group, Inc.	3,811	357,586
Sun Life Financial, Inc.	3,363	164,753
The Hartford Financial Services Group, Inc.	4,110	413,219
The Progressive Corp.	2,835	588,858
The Travelers Company, Inc.	597	121,394
Unum Group	11,605	593,132
W.R. Berkley Corp.	6,658	523,186
		14,153,285

Internet - 1.6%
Booking Holdings, Inc.	36	142,614
CDW Corp.	417	93,341
eBay, Inc.	9,015	484,286
Etsy, Inc.(b)	718	42,348
F5, Inc.(b)	2,805	483,105
Gen Digital, Inc.	13,339	333,208
Match Group, Inc.(b)	19,136	581,352
TripAdvisor, Inc.(b)	6,219	110,760
VeriSign, Inc.(b)	1,646	292,659
Yelp, Inc.(b)	4,430	163,688
Ziff Davis, Inc.(b)	214	11,781
		2,739,142

Iron & Steel - 0.8%
ATI, Inc.(a)(b)	5,463	302,923
Cleveland-Cliffs, Inc.(a)(b)	46,714	718,929
Commercial Metals Co.(a)	5,408	297,386
Steel Dynamics, Inc.	708	91,686
		1,410,924

Leisure Time - 0.6%
Acushnet Holdings Corp.	1,549	98,331
BRP, Inc.	5,235	335,197
Brunswick Corp.	851	61,927
Polaris, Inc.	5,966	467,197
		962,652

Lodging - 0.7%
Boyd Gaming Corp.(a)	8,671	477,772
Las Vegas Sands Corp.	4,497	198,992
Wyndham Hotels & Resorts, Inc.	2,885	213,490
Wynn Resorts Ltd.	2,224	199,048
		1,089,302

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc.	265	25,175
Caterpillar, Inc.	1,396	465,008
Terex Corp.(a)	5,286	289,884
Vertiv Holdings Co. - Class A	133	11,514
		791,581

Machinery - Diversified - 1.6%
AGCO Corp.	6,385	624,964
Applied Industrial Technologies, Inc.	1,503	291,582
CSW Industrials, Inc.	681	180,676
Dover Corp.	83	14,977
Esab Corp.(a)	1,744	164,686
Flowserve Corp.(a)	9,676	465,415
Gates Industrial Corp. PLC(b)	28,126	444,672
Ingersoll Rand, Inc.	27	2,453
The Middleby Corp.(b)	4,262	522,564
		2,711,989

Machinery-Diversified - 0.5%
Cactus, Inc. - Class A(a)	12,657	667,530
Mueller Water Products, Inc. - Class A	8,323	149,148
		816,678

Media - 2.4%
Cable One, Inc.(a)	674	238,596

Charter Communications, Inc. - Class A(a)(b)	922	275,641
Comcast Corp. - Class A	13,888	543,854
FactSet Research Systems, Inc.	336	137,179
Fox Corp. - Class A(a)	17,293	594,360
Nexstar Media Group, Inc.	1,408	233,742
Paramount Global - Class B	55,333	574,910
Sirius XM Holdings, Inc.(a)	151,676	429,243
TEGNA, Inc.	34,174	476,386
The Walt Disney Co.	4,950	491,485
		3,995,396

Metal Fabricate & Hardware - 0.9%
Advanced Drainage Systems, Inc.	1,133	181,722
Mueller Industries, Inc.	7,928	451,420
Timken Co.	1,390	111,381
Valmont Industries, Inc.	1,243	341,141
Worthington Enterprises, Inc.	8,797	416,362
		1,502,026

Mining - 0.5%
Agnico Eagle Mines Ltd.	1,443	94,372
Pan American Silver Corp.	10,162	202,021
Royal Gold, Inc.	3,944	493,631
		790,024

Miscellaneous Manufacturers - 0.3%
Carlisle Companies, Inc.	497	201,390
Donaldson Co., Inc.	4,036	288,816
Textron, Inc.	892	76,587
		566,793

Miscellaneous Manufacturing - 0.7%
3M Co.	778	79,504
A.O. Smith Corp.	2,400	196,272
Enpro, Inc.	283	41,196
Fabrinet(b)	1,214	297,175
Illinois Tool Works, Inc.	601	142,413
ITT, Inc.	458	59,164
John Bean Technologies Corp.	2,277	216,247
Parker-Hannifin Corp.	24	12,139
Teledyne Technologies, Inc.(b)	268	103,979
		1,148,089

Industrial Machinery Manufacturing - 0.1%
Axcelis Technologies, Inc.(b)	1,360	193,378

Pulp, Paper, and Paperboard Mills - 0.1%
Sylvamo Corp.	1,795	123,137

Oil & Gas - 6.7%
APA Corp.(a)	10,531	310,033
California Resources Corp.	5,250	279,405
Canadian Natural Resources Ltd.(a)	10,723	381,739
Cenovus Energy, Inc.	38,898	764,735
Chesapeake Energy Corp.(a)	9,453	776,942
Chevron Corp.(a)	1,598	249,959
Chord Energy Corp.	4,249	712,472
CNX Resources Corp.(a)(b)	31,583	767,467
ConocoPhillips	2,154	246,375
Coterra Energy, Inc.	15,682	418,239

CVR Energy, Inc.	18,496	495,138
Devon Energy Corp.	15,652	741,905
Diamondback Energy, Inc.	841	168,360
EOG Resources, Inc.	3,662	460,936
Exxon Mobil Corp.	2,947	339,259
Gulfport Energy Corp.(b)	2,157	325,707
Helmerich & Payne, Inc.(a)	17,849	645,063
HF Sinclair Corp.	11,238	599,435
Imperial Oil Ltd.	4,213	287,537
Marathon Oil Corp.	23,378	670,247
Murphy Oil Corp.	16,217	668,789
Noble Corp. PLC(a)	550	24,557
Occidental Petroleum Corp.	1,808	113,958
Range Resources Corp.	4,065	136,299
Suncor Energy, Inc.	500	19,050
Valero Energy Corp.	3,120	489,091
Weatherford International PLC(a)(b)	1,556	190,532
		11,283,229

Oil & Gas Services - 2.1%
Baker Hughes Co.	14,597	513,376
ChampionX Corp.(a)	20,509	681,104
Halliburton Co.	21,688	732,621
Liberty Energy, Inc.(a)	12,482	260,749
Schlumberger NV	9,495	447,974
TechnipFMC PLC	32,547	851,104
		3,486,928

Packaging & Containers - 2.0%
Amcor PLC	9,575	93,643
Ball Corp.	11,210	672,824
Crown Holdings, Inc.	7,014	521,771
Graphic Packaging Holding Co.	7,089	185,803
Packaging Corp of America	486	88,724
Pactiv Evergreen, Inc.	1,102	12,475
Sealed Air Corp.	9,778	340,177
Silgan Holdings, Inc.(a)	11,437	484,128
Sonoco Products Co.	10,965	556,145
Westrock Co.	8,846	444,600
		3,400,290

Pharmaceuticals - 2.8%
AbbVie, Inc.	88	15,094
BellRing Brands, Inc.(b)	1,480	84,567
Bristol-Myers Squibb Co.	1,940	80,568
Cardinal Health, Inc.	2,770	272,347
Cencora, Inc.	1,104	248,731
CVS Health Corp.	12,184	719,587
Henry Schein, Inc.(b)	972	62,305
Jazz Pharmaceuticals PLC(b)	4,158	443,783
Johnson & Johnson	2,193	320,529
McKesson Corp.	68	39,715
Merck & Co., Inc.	1,451	179,634
Neurocrine Biosciences, Inc.(b)	397	54,655
Organon & Co.	20,910	432,837
Perrigo Co. PLC	23,138	594,184
Prestige Consumer Healthcare, Inc.(b)	4,614	317,674
The Cigna Group	1,627	537,837
Viatris, Inc.(a)	20,090	213,557
		4,617,604

Pipelines - 0.7%
Antero Midstream Corp.(a)	20,759	305,987
Cheniere Energy, Inc.	4,737	828,170
Pembina Pipeline Corp.	485	17,984
		1,152,141

Retail - 7.2%
Abercrombie & Fitch Co. - Class A(b)	3,625	644,670
Academy Sports & Outdoors, Inc.	10,514	559,871
Advance Auto Parts, Inc.	8,782	556,164
American Eagle Outfitters, Inc.(a)	36,823	734,987
Asbury Automotive Group, Inc.(a)(b)	2,499	569,447
AutoNation, Inc.(a)(b)	1,655	263,774
Bath & Body Works, Inc.	6,444	251,638
Best Buy Co., Inc.	4,690	395,320
BJ's Wholesale Club Holdings, Inc.(b)	3,708	325,711
Boot Barn Holdings, Inc.(b)	12	1,547
Darden Restaurants, Inc.	1,238	187,334
Dick's Sporting Goods, Inc.	297	63,811
Dillard's, Inc. - Class A(a)	654	288,015
Dollar General Corp.	2,775	366,938
Genuine Parts Co.	1,663	230,026
GMS, Inc.(a)(b)	5,817	468,908
Kohl's Corp.(a)	12,808	294,456
Lithia Motors, Inc.(a)	640	161,568
Lowe's Company, Inc.	1,529	337,083
Lululemon Athletica, Inc.(b)	1,782	532,283
Macy's, Inc.	14,666	281,587
McDonald's Corp.	222	56,575
MSC Industrial Direct Co., Inc. - Class A	6,162	488,708
Nordstrom, Inc.	11,912	252,773
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	611	59,982
Penske Automotive Group, Inc.(a)	421	62,737
Signet Jewelers Ltd.	4,505	403,558
Target Corp.	2,783	411,995
The Gap, Inc.	25,404	606,902
The Home Depot, Inc.	592	203,790
The Wendy's Co.	10,417	176,672
Ulta Beauty, Inc.(b)	1,367	527,484
Urban Outfitters, Inc.(b)	16,990	697,440
Walgreens Boots Alliance, Inc.(a)	17,763	214,844
Williams-Sonoma, Inc.(a)	981	277,005
Yum! Brands, Inc.	233	30,863
		11,986,466

Semiconductors - 1.5%
Amkor Technology, Inc.	9,416	376,828
Cirrus Logic, Inc.(b)	2,549	325,405
GlobalFoundries, Inc.(a)(b)	1,404	70,986
IPG Photonics Corp.(b)	6,258	528,113
KLA Corp.	9	7,421
Qorvo, Inc.(b)	4,314	500,597
QUALCOMM, Inc.	396	78,875
Skyworks Solutions, Inc.	5,977	637,029
		2,525,254

Software - 1.8%
ACI Worldwide, Inc.(b)	5,133	203,215
Dropbox, Inc. - Class A(b)	20,703	465,196

Fiserv, Inc.(b)	1,667	248,450
MSCI, Inc.	301	145,007
Open Text Corp.	13,339	400,704
Paycom Software, Inc.	2,162	309,252
SS&C Technologies Holdings, Inc.	5,639	353,396
Teradata Corp.(b)	4,255	147,053
Verra Mobility Corp.(b)	4,631	125,963
Zoom Video Communications, Inc. - Class A(b)	8,133	481,392
ZoomInfo Technologies, Inc.(a)(b)	9,597	122,554
		3,002,182

Telecommunications - 2.6%
AT&T, Inc.	32,800	626,808
BCE, Inc.(a)	5,963	193,022
Ciena Corp.(b)	12,321	593,626
Cisco Systems, Inc.	5,524	262,445
InterDigital, Inc.(a)	3,660	426,610
Iridium Communications, Inc.	9,759	259,785
Juniper Networks, Inc.	15,053	548,832
TELUS Corp.(a)	8,429	127,615
T-Mobile US, Inc.	2,463	433,931
Ubiquiti, Inc.	1,232	179,453
United States Cellular Corp.(b)	1,492	83,284
Verizon Communications, Inc.	15,476	638,230
		4,373,641

Toys, Games & Hobbies - 0.7%
Hasbro, Inc.	6,578	384,813
Mattel, Inc.(a)(b)	46,307	752,952
		1,137,765

Transportation - 0.5%
CSX Corp.	3,708	124,033
FedEx Corp.	900	269,856
Hub Group, Inc. - Class A	6,349	273,324
Landstar System, Inc.	463	85,414
TFI International, Inc.(a)	899	130,499
		883,126
TOTAL COMMON STOCKS (Cost $159,756,119)		166,840,248

REAL ESTATE INVESTMENT TRUSTS - 0.0%(c)	Shares	Value
SBA Communications Corp.	401	78,716
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,478)		78,716

SHORT-TERM INVESTMENTS – 12.7%	Units
Investments Purchased with Proceeds from Securities Lending – 12.6%
Mount Vernon Liquid Assets Portfolio, LLC(d)(e)	21,054,947	21,054,947
		21,054,947

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 5.23%(d)	206,951	206,951
TOTAL SHORT-TERM INVESTMENTS (Cost $21,261,898)		21,261,898

TOTAL INVESTMENTS – 112.5% (Cost $181,094,495)		$188,180,862
Liabilities in Excess of Other Assets - (12.5)%		(20,969,079)
TOTAL NET ASSETS - 100.0%		$167,211,783

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $20,621,558 which represented 12.3% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $21,054,947 which represented 12.6% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Gotham 1000 Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$166,840,248	$—	$—	$166,840,248
Real Estate Investment Trusts	78,716	—	—	78,716
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	21,054,947
Money Market Funds	206,951	—	—	206,951
Total Investments	$167,125,915	$—	$—	$188,180,862

Refer to the Schedule of Investments for additional information.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.